Taxes - Deferred tax detail recognized (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Taxes
Opening balance	$ 6,034,706	$ 5,480,516
Deferred tax recognized in profit or loss	(929,331)	928,517
Increase due to business combinations	0	(383,346)
Deferred tax recognized in other comprehensive income (a)	1,084,030	89,526
Foreign currency translation	188,883	(80,507)
Closing balance	$ 6,378,288	$ 6,034,706